Vessels - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Jun. 27, 2012	Dec. 31, 2014	Dec. 31, 2013	Jun. 01, 2012
Property, Plant and Equipment [Line Items]
Capitalized interest costs to vessels	$ 2,983,000		$ 8,184,000	$ 2,873,000
Gain (loss) on vessels	9,773,000
Term Loan Credit Facilities [Member]
Property, Plant and Equipment [Line Items]
Term loan					53,000,000
Loan amount outstanding		52,104,000
Gain (loss) on vessels		$ 9,773,000
Term Loan Credit Facilities [Member] | Vessels [Member]
Property, Plant and Equipment [Line Items]
Leasing period for the vessel		9 years